Schedule of sensitivity analysis (Details) R$ in Thousands	9 Months Ended
	Sep. 30, 2021 BRL (R$)
Brazilian real/U.S. dollar exchange rate | Bonds
IfrsStatementLineItems [Line Items]
Probable gain (loss)	R$ 1,501,520
Reasonably possible gain (loss)	(4,595,135)
Possible gain (loss)	(13,785,406)
Brazilian real/U.S. dollar exchange rate | Braskem Idesa borrowings
IfrsStatementLineItems [Line Items]
Probable gain (loss)	313,474
Reasonably possible gain (loss)	(959,330)
Possible gain (loss)	(2,877,991)
Brazilian real/U.S. dollar exchange rate | Export prepayments
IfrsStatementLineItems [Line Items]
Probable gain (loss)	1,975
Reasonably possible gain (loss)	(6,045)
Possible gain (loss)	(18,134)
Brazilian real/U.S. dollar exchange rate | Investments
IfrsStatementLineItems [Line Items]
Probable gain (loss)	107,625
Reasonably possible gain (loss)	(329,367)
Possible gain (loss)	(988,101)
Brazilian real/U.S. dollar exchange rate | Sace
IfrsStatementLineItems [Line Items]
Probable gain (loss)	83,815
Reasonably possible gain (loss)	(256,500)
Possible gain (loss)	(769,499)
Brazilian real/U.S. dollar exchange rate | Dollar Call And Put Options [Member]
IfrsStatementLineItems [Line Items]
Probable gain (loss)	94,480	[1]
Reasonably possible gain (loss)	(325,305)	[1]
Possible gain (loss)	(1,613,885)	[1]
Brazilian real/U.S. dollar exchange rate | Dollar Swap C D I [Member]
IfrsStatementLineItems [Line Items]
Probable gain (loss)	68,924
Reasonably possible gain (loss)	(206,885)
Possible gain (loss)	(623,654)
Brazilian real/U.S. dollar exchange rate | M O N F O R T E [Member]
IfrsStatementLineItems [Line Items]
Probable gain (loss)	11,428
Reasonably possible gain (loss)	(34,974)
Possible gain (loss)	(104,922)
Brazilian real/U.S. dollar exchange rate | Nexi [Member]
IfrsStatementLineItems [Line Items]
Probable gain (loss)	5,132
Reasonably possible gain (loss)	(15,706)
Possible gain (loss)	(47,119)
Brazilian real/U.S. dollar exchange rate | Financial investments abroad
IfrsStatementLineItems [Line Items]
Probable gain (loss)	(354)
Reasonably possible gain (loss)	1,082
Possible gain (loss)	3,246
Floating interest rate [member] | Braskem Idesa borrowings
IfrsStatementLineItems [Line Items]
Reasonably possible gain (loss)	(140,270)
Possible gain (loss)	(420,809)
Floating interest rate [member] | Export prepayments
IfrsStatementLineItems [Line Items]
Reasonably possible gain (loss)	(1,069)
Possible gain (loss)	(3,208)
Floating interest rate [member] | Investments
IfrsStatementLineItems [Line Items]
Reasonably possible gain (loss)	(89,067)
Possible gain (loss)	(267,200)
Floating interest rate [member] | Sace
IfrsStatementLineItems [Line Items]
Reasonably possible gain (loss)	(74,432)
Possible gain (loss)	(223,297)
Floating interest rate [member] | M O N F O R T E [Member]
IfrsStatementLineItems [Line Items]
Reasonably possible gain (loss)	(4,423)
Possible gain (loss)	(13,268)
Floating interest rate [member] | Nexi [Member]
IfrsStatementLineItems [Line Items]
Reasonably possible gain (loss)	(6,091)
Possible gain (loss)	(18,272)
Floating interest rate [member] | Swaps
IfrsStatementLineItems [Line Items]
Reasonably possible gain (loss)	17,165
Possible gain (loss)	50,974
CDI interest rate | Debentures [Member]
IfrsStatementLineItems [Line Items]
Probable gain (loss)	(3,984)
Reasonably possible gain (loss)	(3,192)
Possible gain (loss)	(10,035)
CDI interest rate | Financial investments in local currency
IfrsStatementLineItems [Line Items]
Probable gain (loss)	104
Reasonably possible gain (loss)	84
Possible gain (loss)	251
IPCA interest rate | Debentures [Member]
IfrsStatementLineItems [Line Items]
Probable gain (loss)	10,262
Reasonably possible gain (loss)	(8,942)
Possible gain (loss)	(27,734)
IPCA interest rate | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Probable gain (loss)	103,256
Reasonably possible gain (loss)	(98,057)
Possible gain (loss)	(329,784)
IPCA interest rate | B N B F I N E P F U N D E S F I N I S A F I N A M E F N E [Member]
IfrsStatementLineItems [Line Items]
Probable gain (loss)	351
Reasonably possible gain (loss)	(309)
Possible gain (loss)	(966)
Selic Interest Rate [Member] | Leniency agreement
IfrsStatementLineItems [Line Items]
Probable gain (loss)	(14,770)
Reasonably possible gain (loss)	(11,909)
Possible gain (loss)	R$ (35,588)

[1]	The Company is in the short position of a possible counterparty call.